Mar. 01, 2020

J.P. MORGAN FUNDS

JPMorgan International Equity Plus Fund

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated August 25, 2020

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated March 1, 2020, as supplemented

Effective September 16, 2020, (the “Effective Date”), the seventh and eighth paragraphs in the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the sixth and seventh paragraphs in the “More About the Fund — ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES” section of the Prospectus will be deleted in their entirety and replaced with the following:

Investment Process: In managing the Fund, the adviser seeks to create an international equity portfolio using bottom-up fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers based on anticipated long-term expected returns. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund. The adviser may sell a security as its rankings change or if more attractive investments become available.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE